Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 8
Entity Central Index Key	0000887991
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Index Fund
Class Name	Class A
Trading Symbol	PSIAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2023 to September 30, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class A	$61	0.52%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
With inflation starting to ease and the Federal Reserve (Fed) signaling interest rate cuts in 2024, US large-cap stocks, and consequently the
Fund, had a strong final quarter of 2023. The strong performance continued through the first quarter of 2024 as economic data continued to surprise on the upside.
■
The second quarter started off weak due to renewed inflation concerns and tensions in the Middle East. Performance turned around after Fed
Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks and consequently the Fund. There was more volatility in the third quarter as the largest stocks in the S&P 500 Index pulled back, though a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks continue their positive momentum.
■
The Fund used S&P 500 Index E-Mini futures to equitize cash and enhance portfolio liquidity. They had a negligible effect on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	31.20%	14.63%	12.44%
Class A without sales charges	35.61%	15.39%	12.81%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 884,069,572
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 643,300
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE S OM E KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 884,069,572
Number of fund holdings	508
Total advisory fees paid for the year	$ 643,300
Portfolio turnover rate for the year	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.0%
Software	10.2%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	6.1%
Financial Services	4.0%
Broadline Retail	3.6%
Pharmaceuticals	3.5%
Banks	3.1%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	2.9%
Health Care Providers & Services	2.4%
Health Care Equipment & Supplies	2.3%
Insurance	2.1%
Aerospace & Defense	1.9%
Specialty Retail	1.9%
Consumer Staples Distribution & Retail	1.9%
Hotels, Restaurants & Leisure	1.9%
Biotechnology	1.8%
Machinery	1.7%
Automobiles	1.6%
Electric Utilities	1.6%
Chemicals	1.5%
Unaffiliated Exchange-Traded Funds	1.5%
Beverages	1.3%
Life Sciences Tools & Services	1.2%
Household Products	1.2%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.2%
Entertainment	1.1%
IT Services	1.1%
Specialized REITs	1.0%
Ground Transportation	1.0%
Communications Equipment	0.8%
Electrical Equipment	0.7%
Food Products	0.7%
Diversified Telecommunication Services	0.7%
Multi-Utilities	0.6%
Professional Services	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.6%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Consumer Finance	0.5%
Media	0.5%
Others*	5.0%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective December 11, 2023, the Fund’s name changed from PGIM Quant Solutions Stock Index Fund to PGIM Quant Solutions Large-Cap
Index Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from PGIM Quant Solutions Stock Index Fund to PGIM Quant Solutions Large-Cap Index Fund.
Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Index Fund
Class Name	Class C
Trading Symbol	PSICX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2023 to September 30, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	T his report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class C	$148	1.26%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
With inflation starting to ease and the Federal Reserve (Fed) signaling interest rate cuts in 2024, US large-cap stocks, and consequently the
Fund, had a strong final quarter of 2023. The strong performance continued through the first quarter of 2024 as economic data continued to surprise on the upside.
■
The second quarter started off weak due to renewed inflation concerns and tensions in the Middle East. Performance turned around after Fed
Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks and consequently the Fund. There was more volatility in the third quarter as the largest stocks in the S&P 500 Index pulled back, though a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks continue their positive momentum.
■
The Fund used S&P 500 Index E-Mini futures to equitize cash and enhance portfolio liquidity. They had a negligible effect on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	33.63%	14.59%	12.06%
Class C without sales charges	34.63%	14.59%	12.06%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 884,069,572
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 643,300
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/ 20 24?
Fund’s net assets	$ 884,069,572
Number of fund holdings	508
Total advisory fees paid for the year	$ 643,300
Portfolio turnover rate for the year	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.0%
Software	10.2%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	6.1%
Financial Services	4.0%
Broadline Retail	3.6%
Pharmaceuticals	3.5%
Banks	3.1%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	2.9%
Health Care Providers & Services	2.4%
Health Care Equipment & Supplies	2.3%
Insurance	2.1%
Aerospace & Defense	1.9%
Specialty Retail	1.9%
Consumer Staples Distribution & Retail	1.9%
Hotels, Restaurants & Leisure	1.9%
Biotechnology	1.8%
Machinery	1.7%
Automobiles	1.6%
Electric Utilities	1.6%
Chemicals	1.5%
Unaffiliated Exchange-Traded Funds	1.5%
Beverages	1.3%
Life Sciences Tools & Services	1.2%
Household Prod ucts	1.2%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.2%
Entertainment	1.1%
IT Services	1.1%
Specialized REITs	1.0%
Ground Transportation	1.0%
Communications Equipment	0.8%
Electrical Equipment	0.7%
Food Products	0.7%
Diversified Telecommunication Services	0.7%
Multi-Utilities	0.6%
Professional Services	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.6%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Consumer Finance	0.5%
Media	0.5%
Others*	5.0%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective December 11, 2023, the Fund’s name changed from PGIM Quant Solutions Stock Index Fund to PGIM Quant Solutions Large-Cap
Index Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from PGIM Quant Solutions Stock Index Fund to PGIM Quant Solutions Large-Cap Index Fund.
Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND - Class I
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Index Fund
Class Name	Class I
Trading Symbol	PDSIX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class I shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2023 to September 30, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class I	$22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
With inflation starting to ease and the Federal Reserve (Fed) signaling interest rate cuts in 2024, US large-cap stocks, and consequently the
Fund, had a strong final quarter of 2023. The strong performance continued through the first quarter of 2024 as economic data continued to surprise on the upside.
■
The second quarter started off weak due to renewed inflation concerns and tensions in the Middle East. Performance turned around after Fed
Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks and consequently the Fund. There was more volatility in the third quarter as the largest stocks in the S&P 500 Index pulled back, though a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks continue their positive momentum.
■
The Fund used S&P 500 Index E-Mini futures to equitize cash and enhance portfolio liquidity. They had a negligible effect on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class I	36.08%	15.78%	13.19%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 884,069,572
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 643,300
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 884,069,572
Number of fund holdings	508
Total advisory fees paid for the year	$ 643,300
Portfolio turnover rate for the year	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.0%
Software	10.2%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	6.1%
Financial Services	4.0%
Broadline Retail	3.6%
Pharmaceuticals	3.5%
Banks	3.1%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	2.9%
Health Care Providers & Services	2.4%
Health Care Equipment & Supplies	2.3%
Insurance	2.1%
Aerospace & Defense	1.9%
Specialty Retail	1.9%
Consumer Staples Distribution & Retail	1.9%
Hotels, Restaurants & Leisure	1.9%
Biotechnology	1.8%
Machinery	1.7%
Automobiles	1.6%
Electric Utilities	1.6%
Chemicals	1.5%
Unaffiliated Exchange-Traded Funds	1.5%
Beverages	1.3%
Life Sciences Tools & Services	1.2%
Household Products	1.2%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.2%
Entertainment	1.1%
IT Services	1.1%
Specialized REITs	1.0%
Ground Transportation	1.0%
Communications Equipment	0.8%
Electrical Equipment	0.7%
Food Products	0.7%
Diversified Telecommunication Services	0.7%
Multi-Utilities	0.6%
Professional Services	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.6%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Consumer Finance	0.5%
Media	0.5%
Others*	5.0%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net a ssets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective December 11, 2023, the Fund’s name changed from PGIM Quant Solutions Stock Index Fund to PGIM Quant Solutions Large-Cap
Index Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from PGIM Quant Solutions Stock Index Fund to PGIM Quant Solutions Large-Cap Index Fund.
Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Index Fund
Class Name	Class Z
Trading Symbol	PSIFX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2023 to September 30, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class Z	$30	0.25%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
With inflation starting to ease and the Federal Reserve (Fed) signaling interest rate cuts in 2024, US large-cap stocks, and consequently the
Fund, had a strong final quarter of 2023. The strong performance continued through the first quarter of 2024 as economic data continued to surprise on the upside.
■
The second quarter started off weak due to renewed inflation concerns and tensions in the Middle East. Performance turned around after Fed
Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks and consequently the Fund. There was more volatility in the third quarter as the largest stocks in the S&P 500 Index pulled back, though a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks continue their positive momentum.
■
The Fund used S&P 500 Index E-Mini futures to equitize cash and enhance portfolio liquidity. They had a negligible effect on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	36.00%	15.71%	13.13%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 884,069,572
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 643,300
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STAT IST ICS AS OF 9/30/2024?
Fund’s net assets	$ 884,069,572
Number of fund holdings	508
Total advisory fees paid for the year	$ 643,300
Portfolio turnover rate for the year	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.0%
Software	10.2%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	6.1%
Financial Services	4.0%
Broadline Retail	3.6%
Pharmaceuticals	3.5%
Banks	3.1%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	2.9%
Health Care Providers & Services	2.4%
Health Care Equipment & Supplies	2.3%
Insurance	2.1%
Aerospace & Defense	1.9%
Specialty Retail	1.9%
Consumer Staples Distribution & Retail	1.9%
Hotels, Restaurants & Leisure	1.9%
Biotechnology	1.8%
Machinery	1.7%
Automobiles	1.6%
Electric Utilities	1.6%
Chemicals	1.5%
Unaffiliated Exchange-Traded Funds	1.5%
Beverages	1.3%
Life Sciences Tools & Services	1.2%
Household Products	1.2%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.2%
Entertainment	1.1%
IT Services	1.1%
Specialized REITs	1.0%
Ground Transportation	1.0%
Communications Equipment	0.8%
Electrical Equipment	0.7%
Food Products	0.7%
Diversified Telecommunication Services	0.7%
Multi-Utilities	0.6%
Professional Services	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.6%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Consumer Finance	0.5%
Media	0.5%
Others*	5.0%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective December 11, 2023, the Fund’s name changed from PGIM Quant Solutions Stock Index Fund to PGIM Quant Solutions Large-Cap
Index Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from PGIM Quant Solutions Stock Index Fund to PGIM Quant Solutions Large-Cap Index Fund.
Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Index Fund
Class Name	Class R6
Trading Symbol	PQSIX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2023 to September 30, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class R6	$14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
With inflation starting to ease and the Federal Reserve (Fed) signaling interest rate cuts in 2024, US large-cap stocks, and consequently the
Fund, had a strong final quarter of 2023. The strong performance continued through the first quarter of 2024 as economic data continued to surprise on the upside.
■
The second quarter started off weak due to renewed inflation concerns and tensions in the Middle East. Performance turned around after Fed
Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks and consequently the Fund. There was more volatility in the third quarter as the largest stocks in the S&P 500 Index pulled back, though a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks continue their positive momentum.
■
The Fund used S&P 500 Index E-Mini futures to equitize cash and enhance portfolio liquidity. They had a negligible effect on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	36.13%	15.82%	13.95% (11/28/2017)
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.98%

Performance Inception Date	Nov. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 884,069,572
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 643,300
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 884,069,572
Number of fund holdings	508
Total advisory fees paid for the year	$ 643,300
Portfolio turnover rate for the year	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.0%
Software	10.2%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	6.1%
Financial Services	4.0%
Broadline Retail	3.6%
Pharmaceuticals	3.5%
Banks	3.1%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	2.9%
Health Care Providers & Services	2.4%
Health Care Equipment & Supplies	2.3%
Insurance	2.1%
Aerospace & Defense	1.9%
Specialty Retail	1.9%
Consumer Staples Distribution & Retail	1.9%
Hotels, Restaurants & Leisure	1.9%
Biotechnology	1.8%
Machinery	1.7%
Automobiles	1.6%
Electric Utilities	1.6%
Chemicals	1.5%
Unaffiliated Exchange-Traded Funds	1.5%
Beverages	1.3%
Life Sciences Tools & Services	1.2%
Household Products	1.2%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.2%
Entertainment	1.1%
IT Services	1.1%
Specialized REITs	1.0%
Ground Transportation	1.0%
Communications Equipment	0.8%
Electrical Equipment	0.7%
Food Products	0.7%
Diversified Telecommunication Services	0.7%
Multi-Utilities	0.6%
Professional Services	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.6%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Consumer Finance	0.5%
Media	0.5%
Others*	5.0%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective December 11, 2023, the Fund’s name changed from PGIM Quant Solutions Stock Index Fund to PGIM Quant Solutions Large-Cap
Index Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from PGIM Quant Solutions Stock Index Fund to PGIM Quant Solutions Large-Cap Index Fund.
Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Securitized Credit Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Securitized Credit Fund
Class Name	Class A
Trading Symbol	SCFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class A	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Securitized credit spreads largely tightened over the reporting period amid increased evidence of a soft economic landing, relatively stable fundamentals, and the US Federal Reserve’s pivot to monetary policy easing. Spreads for commercial mortgage-backed securities (CMBS), residential mortgage-backed securities, collateralized loan obligations (CLOs), and asset-backed securities all tightened over the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: Exposure to CLOs, non-agency CMBS, and non-agency mortgage-backed securities (MBS) added to returns as sector spreads tightened given solid credit fundamentals. Actively focusing on senior stack (AAA/AA-rated) in CLO allocation supported performance. Within non-agency CMBS, single-asset, single-borrower selection contributed most to excess returns, while credit-risk transfer exposure outperformed within non-agency MBS.
■
No security selection or sector factors detracted notably from the Fund’s performance during the reporting period.
■
During the reporting period, the Fund held interest rate swaps and futures to hedge interest rate risk relative to the ICE BofAML 3-Month US
Treasury Bill Index to help immunize any impact from fluctuations in interest rates, which had a positive impact on performance. Derivatives in the form of forward currency exchange contracts were used to hedge against the Fund’s positions not denominated in US dollars, which had a negligible impact on performance. The Fund used corporate credit index derivatives to manage the overall risk profile of the Fund relative to the
Index, which had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	5.90%	3.41%	3.97% (11/16/2015)
Class A without sales charges	9.46%	4.10%	4.36% (11/16/2015)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.78%
ICE BofA US 3-Month Treasury Bill Index	5.46%	2.32%	1.87%

Performance Inception Date	Nov. 16, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 613,426,231
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 1,255,519
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 613,426,231
Number of fund holdings	343
Total advisory fees paid for the year	$ 1,255,519
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Credit Quality expressed as a percentage of total investments as of 9/30/2024 (%)
AAA	29.2
AA	31.8
A	4.7
BBB	17.5
BB	10.8
B	0.8
Not Rated	4.1
Cash/Cash Equivalents	1.0
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Securitized Credit Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Securitized Credit Fund
Class Name	Class C
Trading Symbol	SCFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class C	$172	1.65%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Securitized credit spreads largely tightened over the reporting period amid increased evidence of a soft economic landing, relatively stable fundamentals, and the US Federal Reserve’s pivot to monetary policy easing. Spreads for commercial mortgage-backed securities (CMBS), residential mortgage-backed securities, collateralized loan obligations (CLOs), and asset-backed securities all tightened over the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: Exposure to CLOs, non-agency CMBS, and non-agency mortgage-backed securities (MBS) added to returns as sector spreads tightened given solid credit fundamentals. Actively focusing on senior stack (AAA/AA-rated) in CLO allocation supported performance. Within non-agency CMBS, single-asset, single-borrower selection contributed most to excess returns, while credit-risk transfer exposure outperformed within non-agency MBS.
■
No security selection or sector factors detracted notably from the Fund’s performance during the reporting period.
■
During the reporting period, the Fund held interest rate swaps and futures to hedge interest rate risk relative to the ICE BofAML 3-Month US
Treasury Bill Index to help immunize any impact from fluctuations in interest rates, which had a positive impact on performance. Derivatives in the form of forward currency exchange contracts were used to hedge against the Fund’s positions not denominated in US dollars, which had a negligible impact on performance. The Fund used corporate credit index derivatives to manage the overall risk profile of the Fund relative to the
Index, which had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	7.65%	3.32%	3.58% (11/16/2015)
Class C without sales charges	8.65%	3.32%	3.58% (11/16/2015)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.78%
ICE BofA US 3-Month Treasury Bill Index	5.46%	2.32%	1.87%

Performance Inception Date	Nov. 16, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 613,426,231
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 1,255,519
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 613,426,231
Number of fund holdings	343
Total advisory fees paid for the year	$ 1,255,519
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Credit Quality expressed as a percentage of total investments as of 9/30/2024 (%)
AAA	29.2
AA	31.8
A	4.7
BBB	17.5
BB	10.8
B	0.8
Not Rated	4.1
Cash/Cash Equivalents	1.0
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Securitized Credit Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Securitized Credit Fund
Class Name	Class Z
Trading Symbol	SCFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class Z	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Securitized credit spreads largely tightened over the reporting period amid increased evidence of a soft economic landing, relatively stable fundamentals, and the US Federal Reserve’s pivot to monetary policy easing. Spreads for commercial mortgage-backed securities (CMBS), residential mortgage-backed securities, collateralized loan obligations (CLOs), and asset-backed securities all tightened over the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: Exposure to CLOs, non-agency CMBS, and non-agency mortgage-backed securities (MBS) added to returns as sector spreads tightened given solid credit fundamentals. Actively focusing on senior stack (AAA/AA-rated) in CLO allocation supported performance. Within non-agency CMBS, single-asset, single-borrower selection contributed most to excess returns, while credit-risk transfer exposure outperformed within non-agency MBS.
■
No security selection or sector factors detracted notably from the Fund’s performance during the reporting period.
■
During the reporting period, the Fund held interest rate swaps and futures to hedge interest rate risk relative to the ICE BofAML 3-Month US
Treasury Bill Index to help immunize any impact from fluctuations in interest rates, which had a positive impact on performance. Derivatives in the form of forward currency exchange contracts were used to hedge against the Fund’s positions not denominated in US dollars, which had a negligible impact on performance. The Fund used corporate credit index derivatives to manage the overall risk profile of the Fund relative to the
Index, which had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	9.77%	4.37%	4.63% (11/16/2015)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.78%
ICE BofA US 3-Month Treasury Bill Index	5.46%	2.32%	1.87%

Performance Inception Date	Nov. 16, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 613,426,231
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 1,255,519
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 613,426,231
Number of fund holdings	343
Total advisory fees paid for the year	$ 1,255,519
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Credit Quality expressed as a percentage of total investments as of 9/30/2024 (%)
AAA	29.2
AA	31.8
A	4.7
BBB	17.5
BB	10.8
B	0.8
Not Rated	4.1
Cash/Cash Equivalents	1.0
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Securitized Credit Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Securitized Credit Fund
Class Name	Class R6
Trading Symbol	SCFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class R6	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Securitized credit spreads largely tightened over the reporting period amid increased evidence of a soft economic landing, relatively stable fundamentals, and the US Federal Reserve’s pivot to monetary policy easing. Spreads for commercial mortgage-backed securities (CMBS), residential mortgage-backed securities, collateralized loan obligations (CLOs), and asset-backed securities all tightened over the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: Exposure to CLOs, non-agency CMBS, and non-agency mortgage-backed securities (MBS) added to returns as sector spreads tightened given solid credit fundamentals. Actively focusing on senior stack (AAA/AA-rated) in CLO allocation supported performance. Within non-agency CMBS, single-asset, single-borrower selection contributed most to excess returns, while credit-risk transfer exposure outperformed within non-agency MBS.
■
No security selection or sector factors detracted notably from the Fund’s performance during the reporting period.
■
During the reporting period, the Fund held interest rate swaps and futures to hedge interest rate risk relative to the ICE BofAML 3-Month US
Treasury Bill Index to help immunize any impact from fluctuations in interest rates, which had a positive impact on performance. Derivatives in the form of forward currency exchange contracts were used to hedge against the Fund’s positions not denominated in US dollars, which had a negligible impact on performance. The Fund used corporate credit index derivatives to manage the overall risk profile of the Fund relative to the
Index, which had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	9.84%	4.42%	4.68% (11/16/2015)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.78%
ICE BofA US 3-Month Treasury Bill Index	5.46%	2.32%	1.87%

Performance Inception Date	Nov. 16, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 613,426,231
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 1,255,519
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 613,426,231
Number of fund holdings	343
Total advisory fees paid for the year	$ 1,255,519
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Credit Quality expressed as a percentage of total investments as of 9/30/2024 (%)
AAA	29.2
AA	31.8
A	4.7
BBB	17.5
BB	10.8
B	0.8
Not Rated	4.1
Cash/Cash Equivalents	1.0
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.